Goodwill, net (Details Narrative)		12 Months Ended
	Feb. 20, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Percentage of discount to price per share	25.00%
Purchase consideration				$ 600,000
Impairment of goodwill				$ 664,000
Measurement Input, Discount Rate [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill measurement input				0.0612
Measurement Input, Long-Term Revenue Growth Rate [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill measurement input				0.05
Measurement Input, Long-Term Revenue Growth Rate [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill measurement input				0.10
Measurement Input, Expected Dividend Rate [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill measurement input				0